Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2025
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Summary of Changes In The Carrying Amounts of Goodwill By Groups of Cash Generating Units
The changes in the carrying amounts of goodwill by groups of cash-generating units (CGU) are as follows:

($ millions)	Canadian Banking	Global Wealth Management	Global Banking and Markets	Latin America	Caribbean and Central America	Total
Balance as at October 31, 2023	$1,690	$3,610	$246	$2,630	$1,005	$9,181
Acquisitions	–	–	–	–	–	–
Dispositions (1)	–	–	–	(92)	–	(92)
Foreign currency adjustments and other	–	4	–	(138)	6	(128)
Balance as at October 31, 2024	1,690	3,614	246	2,400	1,011	8,961
Acquisitions	–	–	–	–	–	–
Dispositions (2)	–	–	–	(195)	(394)	(589)
Foreign currency adjustments and other	–	27	1	180	5	213
Balance as at October 31, 2025	$1,690	$3,641	$247	$2,385	$622	$8,585

(1)
In fiscal 2024, the Bank recorded a goodwill write-down of $92 million pre-tax
within the Latin America CGU in relation to its agreement to sell CrediScotia Financiera, a subsidiary in Peru. Refer to Note 35 for details.

(2)
In the current year, the Bank recorded a goodwill write-down of $589 million pre-tax
within the Latin America and Caribbean & Central America CGUs in relation to its agreement to sell banking operations in Colombia, Costa Rica and Panama. Refer to Note 35 for details.

Summary of Intangible Assets

	Finite life		Indefinite life
($ millions)	Computer software	Other intangibles	Fund management contracts (1)	Other intangibles	Total
Cost
Balance as at October 31, 2023	$5,639	$1,815	$4,415	$163	$12,032
Acquisitions	–	–	–	–	–
Additions	840	1	–	–	841
Impairment	(188)	–	–	–	(188)
Disposals/Retirements	(538)	–	–	–	(538)
Foreign currency adjustments and other	24	(22)	–	–	2
Balance as at October 31, 2024	$5,777	$1,794	$4,415	$163	$12,149
Acquisitions	–	–	–	–	–
Additions	637	–	–	–	637
Impairment (2)	(199)	–	–	–	(199)
Disposals/Retirements	(170)	(36)	–	–	(206)
Foreign currency adjustments and other	390	20	–	–	410
Balance as at October 31, 2025	$6,435	$1,778	$4,415	$163	$12,791
Accumulated amortization
Balance as at October 31, 2023	$2,566	$1,454	$–	$–	$4,020
Amortization	958	72	–	–	1,030
Impairment	(91)	–	–	–	(91)
Disposals/Retirements	(614)	–	–	–	(614)
Foreign currency adjustments and other	(75)	(13)	–	–	(88)
Balance as at October 31, 2024	$2,744	$1,513	$–	$–	$4,257
Amortization	828	68	–	–	896
Impairment (2)	(9)	–	–	–	(9)
Disposals/Retirements	(32)	(36)	–	–	(68)
Foreign currency adjustments and other	113	18	–	–	131
Balance as at October 31, 2025	$3,644	$1,563	$–	$–	$5,207
Net book value
As at October 31, 2024	$3,033 (3)	$281	$4,415	$163	$7,892
As at October 31, 2025	$2,791 (3)	$215	$4,415	$163	$7,584

(1)	Fund management contracts are attributable to the previously acquired Dynamic Funds business (formerly DundeeWealth Inc.), MD Financial Management Inc., and Jarislowsky Fraser Limited.
(2)
In the current year, the Bank recognized an impairment loss of $
165

million pre-tax in relation to its agreement to sell banking operations in Colombia, Costa Rica and Panama. Refer to Note 35 for details.

(3)
Computer software comprises purchased software of $262 (2024 – $194), internally generated software of $1,633 (2024 – $1,939), and in process software not subject to amortization of $896 (2024 – $900).